Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of $100 Investment
Year	Summary Compensation Table Total for CEO ($)(1)	Compensation Actually Paid to CEO ($)(2)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(1)	Compensation Actually Paid to Non-CEO NEOs ($)(2)(3)	PLMR Total Shareholder Return ($)(4)	Comparator Group Total Shareholder Return ($)(4)	Net Income (in $000s) ($)	Company Selected Metric: Adjusted Return on Equity(5)
2022	3,000,327	(1,497,733)	774,572	519,793	71.90	66.11	51,170	18.3%
2021	19,246,249	16,982,053	3,486,487	2,279,277	73.34	115.70	45,847	13.8%
2020	1,063,612	5,720,732	686,310	1,683,012	183.44	100.42	6,257	3.0%

Named Executive Officers, Footnote [Text Block]		Represents the dollar amounts of total compensation reported for our CEO, Mr. Armstrong
PEO Total Compensation Amount	[1]	$ 3,000,327	$ 19,246,249	$ 1,063,612
PEO Actually Paid Compensation Amount	[2]	(1,497,733)	16,982,053	5,720,732
Non-PEO NEO Average Total Compensation Amount	[1]	774,572	3,486,487	686,310
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[3]	$ 519,793	2,279,277	1,683,012
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]		and the average dollar amounts of total compensation reported for our non-CEO NEOs in the Summary Compensation Table for the fiscal years 2022, 2021 and 2020, respectively. For 2022, our non-CEO NEOs were Chris Uchida, Jon Christianson, Jon Knutzen, Angela Grant, Michelle Johnson and Heath Fisher. For 2021, our non-CEO NEOs were Chris Uchida, Jon Christianson, Jon Knutzen and Heath Fisher. For 2020, our non-CEO NEOs were Chris Uchida, Jon Christianson, Heath Fisher, and Bill Bold.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

Pay-for-Performance Alignment

The following table identifies the four most important financial performance measures used by our Compensation Committee to link the “compensation actually paid” (CAP) to our CEO and other NEOs in 2022 to company performance, calculated in accordance with SEC regulations. The role of each of these performance measures on our NEOs’ compensation is discussed in the CD&A above.

Financial Performance Metrics(1)
Adjusted Net Income
Pre-Cat Adjusted Net Income
Gross Written Premiums
Adjusted ROE

Total Shareholder Return Amount	[4]	$ 71.90	73.34	183.44
Peer Group Total Shareholder Return Amount	[4]	66.11	115.70	100.42
Net Income (Loss)		$ 51,170,000	$ 45,847,000	$ 6,257,000
Company Selected Measure Amount	[5]	18.03	13.08	3.00
PEO Name		Mr. Armstrong
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	[6]	Adjusted Net Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	[6]	Pre-Cat Adjusted Net Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	[6]	Gross Written Premiums
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	[6]	Adjusted ROE
PEO [Member] | Reported Value of Equity Awards for CEO
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]	$ (1,337,771)	$ (17,596,208)	$ (450,654)
PEO [Member] | Equity Award Adjustments for CEO
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]	(3,160,289)	15,332,012	5,107,774
PEO [Member] | As of year-end for awards granted during the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,493,399	15,448,189	386,901
PEO [Member] | Y-o-Y increase/(decrease) of unvested awards from prior years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(4,442,989)	(63,849)	1,521,374
PEO [Member] | Increase/(decrease) from prior fiscal year-end of awards vested during the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(210,699)	(52,335)	3,199,498
Non-PEO NEO [Member] | As of year-end for awards granted during the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		319,133	1,871,865	470,453
Non-PEO NEO [Member] | Y-o-Y increase/(decrease) of unvested awards from prior years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(424,595)	(185,648)	297,807
Non-PEO NEO [Member] | Increase/(decrease) from prior fiscal year-end of awards vested during the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(6,379)	(45,886)	626,291
Non-PEO NEO [Member] | Average Equity Award Adjustments for Non-CEO NEOs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]	(142,938)	(2,847,541)	(397,849)
Non-PEO NEO [Member] | Average Reported Value of Equity Awards for Non-CEO NEOs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]	$ (111,842)	$ 1,640,330	$ 1,394,551

[1]	Represents the dollar amounts of total compensation reported for our CEO, Mr. Armstrong, and the average dollar amounts of total compensation reported for our non-CEO NEOs in the Summary Compensation Table for the fiscal years 2022, 2021 and 2020, respectively. For 2022, our non-CEO NEOs were Chris Uchida, Jon Christianson, Jon Knutzen, Angela Grant, Michelle Johnson and Heath Fisher. For 2021, our non-CEO NEOs were Chris Uchida, Jon Christianson, Jon Knutzen and Heath Fisher. For 2020, our non-CEO NEOs were Chris Uchida, Jon Christianson, Heath Fisher, and Bill Bold.
[2]	Represents the dollar amounts of “compensation actually paid” computed in accordance with SEC requirements. The amounts do not reflect actual compensation paid to our CEO or other NEOs during the applicable year, but instead also include (i) the year-end value of stock awards granted during the reported year and (ii) change in value of stock awards that were unvested at the end of the prior year (measured through the earlier of the vest date or through the end of the reported fiscal year).
[3]	Represents the dollar amounts of total compensation reported for our other NEOs in the Summary Compensation Table. The non-CEO NEOs for the fiscal years 2022, 2021 and 2020, respectively, represent the actual NEOs reported in the proxy for the applicable reporting year, inclusive of any year-over-year changes in the NEO population.
[4]	Represents the cumulative total shareholder return of Palomar and the NASDAQ Insurance Index (the “Index”), assuming $100 was invested in PLMR and the Index on January 1, 2020.
[5]	Adjusted ROE is a key metric that shareholders use to evaluate our performance and capital efficiency. Adjusted ROE is a Non-GAAP Financial Measure; see Reconciliation of Non-GAAP Financial Measures in Part II, Item 7. Management’s Discussion and Analysis of Financial Condition and Results of Operations of our Annual Report on Form 10-K for the year ended December 31, 2022.
[6]	Adjusted Net Income (ANI), Pre-Catastrophe ANI and Adjusted ROE are non-GAAP financial measure; see Reconciliation of Non-GAAP Financial Measures in Part II, Item 7. Management’s Discussion and Analysis of Financial Condition and Results of Operations of our Annual Report on Form 10-K for the year ended December 31, 2022.
[7]	Reflects grant date value of stock and option awards for our CEO, as reported in the SCT for each applicable year.
[8]	Represents the year-over-year change in the fair value of stock and option awards to our CEO, as itemized below.
[9]	Reflects grant date value of stock and option awards for our non-CEO NEOs, as reported in the SCT for each applicable year.
[10]	Represents the year-over-year change in the fair value of stock and option awards to our non-CEO NEOs, as itemized below.